Rights of use of assets and lease liabilities (Details Narrative) - ARS ($) $ in Millions	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
Statement [Line Items]
Cost	$ 433,043	$ 428,380	$ 558,938
General and administrative expenses	84,851	103,206	72,463
Income and Other Comprehensive Income	(76,965)	33,600	$ (168,722)
Discontinued Operations IDBD[Member]
Statement [Line Items]
Selling expenses	408	219
Cost	1,035	991
General and administrative expenses	402	97
Income and Other Comprehensive Income	$ 16,485	$ 22,284